Disclosure About Fair Values of Financial Instruments - Summary of Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Interest-bearing deposits in other banks	$ 220,962	$ 199,747	$ 316,473
Federal funds sold	5,609	1,161	11,495
Securities available-for-sale	1,079,935	1,139,347	720,810
Estimated fair value of held-to-maturity securities	456	463	594
Derivative assets	3,121	4,361	7,738
Financial Liabilities:
Advances from FHLB	175,000	0	370,000
Securities sold under agreements to repurchase	4,980	3,494	5,840
Senior debt	184,485	193,788	193,085
Subordinated debt	98,568	98,441	98,171
Junior subordinated debentures	36,233	35,989	35,449
Derivative liabilities	18,835	20,360	4,978
Carrying Value
Financial Assets:
Cash and due from banks	62,304	48,017	139,239
Interest-bearing deposits in other banks	220,962	199,747	316,473
Federal funds sold	5,609	1,161	11,495
Securities available-for-sale	1,079,935	1,139,347	720,810
Estimated fair value of held-to-maturity securities	425	425	550
Loans held for sale	49,757	17,822	25,413
Net loans	7,623,406	7,350,443	6,836,737
Derivative assets	3,121	4,361	7,738
Other assets-net profits interests	16,405	19,425
Financial Liabilities:
Deposits	7,930,383	8,016,749	6,987,351
Advances from FHLB	175,000		370,000
Securities sold under agreements to repurchase	4,980	4,361	5,840
Senior debt	184,485	193,788	193,085
Subordinated debt	98,568	98,441	98,171
Junior subordinated debentures	36,233	35,989	35,449
Derivative liabilities	18,835	20,360	4,978
Fair Value
Financial Assets:
Cash and due from banks	62,304	48,017	139,239
Interest-bearing deposits in other banks	220,962	199,747	316,473
Federal funds sold	5,609	1,161	11,495
Securities available-for-sale	1,079,935	1,139,347	720,810
Estimated fair value of held-to-maturity securities	456	463	594
Loans held for sale	49,757	17,822	25,413
Net loans	7,690,595	7,395,003	6,920,225
Derivative assets	3,121	4,361	7,738
Other assets-net profits interests	16,505	19,818
Financial Liabilities:
Deposits	7,872,338	7,904,926	6,984,506
Advances from FHLB	175,000		370,000
Securities sold under agreements to repurchase	4,980	4,361	5,840
Senior debt	201,164	191,076	186,387
Subordinated debt	100,116	97,938	94,970
Junior subordinated debentures	49,106	47,409	45,872
Derivative liabilities	18,835	20,360	4,978
Fair Value | Level 1
Financial Assets:
Cash and due from banks	62,304	48,017	139,239
Interest-bearing deposits in other banks	220,962	199,747	316,473
Federal funds sold	5,609	1,161	11,495
Securities available-for-sale	5,747	5,567	5,414
Fair Value | Level 2
Financial Assets:
Securities available-for-sale	1,074,188	1,133,780	715,396
Estimated fair value of held-to-maturity securities	456	463	594
Loans held for sale	49,757	17,822	25,413
Derivative assets	3,121	4,361	7,738
Financial Liabilities:
Deposits	7,872,338	7,904,926	6,984,506
Advances from FHLB	175,000		370,000
Securities sold under agreements to repurchase	4,980	4,361	5,840
Senior debt	201,164	191,076	186,387
Subordinated debt	100,116	97,938	94,970
Junior subordinated debentures	49,106	47,409	45,872
Derivative liabilities	18,835	20,360	4,978
Fair Value | Level 3
Financial Assets:
Net loans	7,690,595	7,395,003	$ 6,920,225
Other assets-net profits interests	$ 16,505	$ 19,818